Major Restructuring Costs - Summary of Major restructuring charges by programme (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of restructuring costs [line items]
Cash restructuring charges	£ 570	£ 1,067
Non cash restructuring Charges	56	465
Restructuring costs	626	1,532
2018 major restructuring programme (including Tesaro) [Member]
Disclosure of restructuring costs [line items]
Cash restructuring charges	18	105
Non cash restructuring Charges	9	210
Restructuring costs	27	315
Consumer Healthcare Joint Venture integration programme [Member]
Disclosure of restructuring costs [line items]
Cash restructuring charges	173	298
Non cash restructuring Charges	11	28
Restructuring costs	184	326
Combined Restructuring And Integration Programme [Member]
Disclosure of restructuring costs [line items]
Cash restructuring charges	8	39
Non cash restructuring Charges	(23)	11
Restructuring costs	(15)	50
Separation Preparation Restructuring Programme [Member]
Disclosure of restructuring costs [line items]
Cash restructuring charges	371	625
Non cash restructuring Charges	59	216
Restructuring costs	£ 430	£ 841